Debt - Additional Information (Detail)			3 Months Ended	12 Months Ended
	May 26, 2023 USD ($)	Apr. 27, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Mar. 06, 2023 USD ($)
Debt Instrument [Line Items]
Short term debt outstanding				$ 511,000,000	$ 8,000,000
Line of credit facility, expiration period	364 days
Interest paid in cash				242,000,000	128,000,000
1.900% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €						€ 550,000,000
Asian Tranche [Member] | Amendment Two To Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 150,000,000
Mexican Tranche [Member] | Amendment Two To Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 150,000,000
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount | €						€ 600,000,000
Eight Hundred Million Dollar Three Year Tranche [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 800,000,000
Long term debt term							3 years
Proceeds from unsecured debt			$ 100,000,000
Six Hundred Million Dollar Five Year Tranche [Member]
Debt Instrument [Line Items]
Debt instrument face amount							$ 600,000,000
Long term debt term							5 years
Proceeds From Other Investment			$ 300,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding amount				0	1,000,000
Revolving Credit Facility [Member] | Old Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date		Jun. 24, 2027
Revolving Credit Facility [Member] | New Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date		Jun. 24, 2028
Revolving Credit Facility [Member] | Amendment Two To Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 2,700,000,000
Gross amount outstanding under the credit facility				0	0
Amended Syndicated Revolving Credit Facility [Member] | Amendment Two To Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date	Jun. 24, 2024
Current Borrowing Capacity	$ 800,000,000
U.S. Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity				2,000,000,000
Short term debt outstanding				$ 299,000,000	0
Short term debt weighted average interest rate				5.57%		5.57%
Euro-Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity | €						€ 500,000,000
Short term debt outstanding				$ 210,000,000	$ 0
Short term debt weighted average interest rate				4.02%		4.02%